Joint Arrangements - Husky-CNOOC Madura Ltd. (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 1,775,000,000	$ 2,866,000,000	$ 2,513,000,000
Results of Operations
Revenues	19,983,000,000	22,252,000,000
Expenses	(21,978,000,000)	(20,157,000,000)
Proportionate share of net loss	(1,370,000,000)	1,457,000,000
Equity	17,296,000,000	19,614,000,000
Balance Sheets
Current assets	4,938,000,000	5,688,000,000
Non-current assets	28,184,000,000	29,537,000,000
Current liabilities	4,636,000,000	4,994,000,000
Total Assets	33,122,000,000	35,225,000,000
Carrying amount in balance sheet	1,182,000,000	1,319,000,000
Deferred income	152,000,000	205,000,000	$ 284,000,000
Husky-CNOOC Madura Ltd.
Disclosure of joint ventures [line items]
Cash and cash equivalents (note 4)	$ 42,000,000	$ 203,000,000
Share of equity investment	40.00%	40.00%
Results of Operations
Revenues	$ 424,000,000	$ 441,000,000
Expenses	(267,000,000)	(273,000,000)
Proportionate share of net loss	$ 157,000,000	$ 168,000,000
Share of equity investment	40.00%	40.00%
Equity	$ 50,000,000	$ 51,000,000
Balance Sheets
Current assets	208,000,000	373,000,000
Non-current assets	1,840,000,000	2,072,000,000
Current liabilities	(70,000,000)	(123,000,000)
Non-current liabilities	(1,427,000,000)	(1,917,000,000)
Total Assets	$ 551,000,000	$ 405,000,000
Proportion Of Net Assets In Joint Venture	40.00%	40.00%
Carrying amount in balance sheet	$ 516,000,000	$ 650,000,000
Deferred income	$ 0	$ 2,000,000